Vanguard Long-Term Investment-Grade Fund

Schedule of Investments (unaudited)
As of October 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (8.3%)
U.S. Government Securities (5.9%)
	United States Treasury Note/Bond	1.500%	8/15/22	5,000	4,999
	United States Treasury Note/Bond	2.250%	11/15/24	10,808	11,176
	United States Treasury Note/Bond	1.375%	8/31/26	10,000	9,853
	United States Treasury Note/Bond	2.375%	5/15/29	65,000	68,931
	United States Treasury Note/Bond	1.625%	8/15/29	10,000	9,941
1	United States Treasury Note/Bond	4.500%	2/15/36	162,000	221,814
	United States Treasury Note/Bond	4.750%	2/15/37	109,059	155,069
	United States Treasury Note/Bond	4.375%	5/15/40	41,860	58,192
	United States Treasury Note/Bond	4.750%	2/15/41	100,000	146,172
	United States Treasury Note/Bond	3.125%	2/15/43	8,075	9,508
†	United States Treasury Note/Bond	2.875%	5/15/43	4,047	4,579
†	United States Treasury Note/Bond	3.375%	5/15/44	23,671	29,129
	United States Treasury Note/Bond	3.000%	11/15/44	64,210	74,494
2	United States Treasury Note/Bond	2.500%	2/15/45	27,462	29,179
	United States Treasury Note/Bond	2.875%	8/15/45	65,055	74,051
2	United States Treasury Note/Bond	3.000%	11/15/45	32,622	38,000
	United States Treasury Note/Bond	2.250%	8/15/46	9,500	9,623
	United States Treasury Note/Bond	3.000%	5/15/47	31,000	36,265
	United States Treasury Note/Bond	2.750%	11/15/47	47,602	53,240
	United States Treasury Note/Bond	3.000%	2/15/48	22,615	26,509
	United States Treasury Note/Bond	3.125%	5/15/48	30,000	36,009
†,2	United States Treasury Note/Bond	3.000%	8/15/48	2,891	3,394
	United States Treasury Strip Principal	0.000%	2/15/48	47,795	25,380
					1,135,507
Agency Bonds and Notes (0.3%)
	Tennessee Valley Authority	5.250%	9/15/39	33,800	47,222
	Tennessee Valley Authority	4.250%	9/15/65	10,000	13,592
					60,814
Conventional Mortgage-Backed Securities (1.7%)
3,4	Fannie Mae Pool	2.980%	9/1/34	1,380	1,443
3,4	Fannie Mae Pool	3.230%	7/1/32	3,514	3,815
3,4	Fannie Mae Pool	3.250%	6/1/32	6,115	6,659
3,4	Fannie Mae Pool	3.260%	9/1/32	26,625	29,013
3,4	Fannie Mae Pool	3.360%	6/1/34	13,215	14,489
3,4	Fannie Mae Pool	3.390%	7/1/34	12,909	13,720
3,4	Fannie Mae Pool	3.440%	3/1/33	10,900	12,070
3,4	Fannie Mae Pool	3.490%	2/1/32	5,695	6,308
3,4	Fannie Mae Pool	3.560%	4/1/33	13,538	15,057
3,4	Fannie Mae Pool	3.580%	8/1/30–4/1/33	17,561	19,500
3,4	Fannie Mae Pool	3.590%	5/1/34	29,275	31,762
3,4	Fannie Mae Pool	3.610%	5/1/33	13,748	15,162
3,4	Fannie Mae Pool	3.620%	8/1/30–4/1/34	17,586	19,620
3,4	Fannie Mae Pool	3.670%	3/1/31	5,960	6,603
3,4	Fannie Mae Pool	3.690%	8/1/30	8,625	9,697
3,4	Fannie Mae Pool	3.765%	3/1/34	33,570	37,597
3,4	Fannie Mae Pool	3.970%	1/1/34	41,879	48,573
3,4	Fannie Mae Pool	4.030%	12/1/33–1/1/34	9,198	10,675
3,4	Fannie Mae Pool	4.130%	12/1/30	6,430	7,456

3,4	Fannie Mae Pool	4.180%	12/1/30	7,780	9,059
					318,278
Nonconventional Mortgage-Backed Securities (0.4%)
3,4	Fannie Mae REMICS	3.000%	7/25/47	12,564	13,460
3,4	Fannie Mae REMICS	3.500%	4/25/59	14,190	15,910
3,4	Freddie Mac REMICS	3.000%	4/15/47	11,716	12,271
3	Ginnie Mae REMICS	3.000%	7/20/47–8/20/47	27,808	29,356
3,5,6	Ginnie Mae REMICS, 5.650% - 1M USD
	LIBOR	3.804%	8/20/45	15	3
3,5,6	Ginnie Mae REMICS, 6.100% - 1M USD
	LIBOR	4.254%	9/20/46	6	1
3,5,6	Ginnie Mae REMICS, 6.200% - 1M USD
	LIBOR	4.354%	10/20/47–12/20/47	24	4
					71,005
Total U.S. Government and Agency Obligations (Cost $1,423,613)					1,585,604
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K1511	3.542%	3/25/34	25,575	28,630
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K155	3.750%	11/25/32	21,750	24,541
3,4	FHLMC Multifamily Structured Pass
	Through Certificates K157	3.990%	5/25/33	25,355	29,113
3,4	Freddie Mac Multifamily Structured Pass
	Through Certificates	3.900%	12/25/30	35,030	39,961
7	Intu SGS Finance plc	4.250%	9/17/30	140	155
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $113,403)					122,400
Corporate Bonds (74.9%)
Finance (18.2%)
	Banking (11.9%)
3	Bank of America Corp.	3.705%	4/24/28	25,080	26,773
3	Bank of America Corp.	3.974%	2/7/30	16,735	18,326
3	Bank of America Corp.	2.884%	10/22/30	18,155	18,301
3	Bank of America Corp.	4.244%	4/24/38	80,255	91,479
3	Bank of America Corp.	4.078%	4/23/40	30,700	34,353
	Bank of America Corp.	5.875%	2/7/42	19,230	27,103
3	Bank of America Corp.	4.443%	1/20/48	26,455	31,581
3	Bank of America Corp.	3.946%	1/23/49	65,835	74,371
3	Bank of America Corp.	4.330%	3/15/50	29,530	35,025
	Bank of America NA	6.000%	10/15/36	20,450	28,041
	Bank One Corp.	8.000%	4/29/27	7,080	9,477
3	Citigroup Inc.	2.976%	11/5/30	39,175	39,479
3	Citigroup Inc.	3.878%	1/24/39	59,980	65,556
	Citigroup Inc.	4.650%	7/30/45	13,142	16,167
3	Citigroup Inc.	4.281%	4/24/48	13,570	16,063
	Citigroup Inc.	4.650%	7/23/48	48,902	60,052
8	Commonwealth Bank of Australia	3.743%	9/12/39	2,000	2,014
8	Commonwealth Bank of Australia	3.900%	7/12/47	3,500	3,890
3	Goldman Sachs Group Inc.	3.691%	6/5/28	1,354	1,429
3	Goldman Sachs Group Inc.	4.223%	5/1/29	21,545	23,528
3	Goldman Sachs Group Inc.	4.017%	10/31/38	139,440	150,751
3	Goldman Sachs Group Inc.	4.411%	4/23/39	32,022	36,170
	Goldman Sachs Group Inc.	6.250%	2/1/41	13,370	18,812
	Goldman Sachs Group Inc.	4.800%	7/8/44	15,000	18,225
	Goldman Sachs Group Inc.	4.750%	10/21/45	8,724	10,602
	HSBC Bank USA NA	5.875%	11/1/34	45,005	58,579
	HSBC Bank USA NA	5.625%	8/15/35	22,225	27,721

3	HSBC Holdings plc	4.041%	3/13/28	6,526	6,995
	HSBC Holdings plc	7.625%	5/17/32	12,038	16,846
	HSBC Holdings plc	6.500%	9/15/37	27,272	37,044
	HSBC Holdings plc	6.800%	6/1/38	48,749	68,485
	HSBC Holdings plc	6.100%	1/14/42	9,720	13,829
3,9	JPMorgan Chase & Co.	1.090%	3/11/27	2,417	2,803
3	JPMorgan Chase & Co.	4.203%	7/23/29	23,255	25,801
3	JPMorgan Chase & Co.	3.702%	5/6/30	35,300	37,935
3	JPMorgan Chase & Co.	2.739%	10/15/30	38,565	38,469
	JPMorgan Chase & Co.	6.400%	5/15/38	54,099	77,395
3	JPMorgan Chase & Co.	3.882%	7/24/38	72,532	80,000
	JPMorgan Chase & Co.	5.500%	10/15/40	25,390	33,479
	JPMorgan Chase & Co.	5.600%	7/15/41	11,247	15,206
3	JPMorgan Chase & Co.	4.260%	2/22/48	36,921	43,027
3	JPMorgan Chase & Co.	4.032%	7/24/48	32,890	37,348
3	JPMorgan Chase & Co.	3.964%	11/15/48	102,761	114,934
3	JPMorgan Chase & Co.	3.897%	1/23/49	43,670	48,383
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	4,784	5,157
	Morgan Stanley	7.250%	4/1/32	6,870	9,874
3	Morgan Stanley	3.971%	7/22/38	93,640	102,397
	Morgan Stanley	6.375%	7/24/42	33,160	49,174
	Morgan Stanley	4.300%	1/27/45	30,041	35,049
	Morgan Stanley	4.375%	1/22/47	35,500	41,885
	Wachovia Corp.	5.500%	8/1/35	2,322	2,942
3	Wells Fargo & Co.	2.879%	10/30/30	28,380	28,658
	Wells Fargo & Co.	5.375%	11/2/43	55,167	69,680
	Wells Fargo & Co.	5.606%	1/15/44	130,765	171,385
	Wells Fargo & Co.	4.650%	11/4/44	2,957	3,443
	Wells Fargo & Co.	3.900%	5/1/45	3,837	4,292
	Wells Fargo & Co.	4.900%	11/17/45	19,485	23,441
	Wells Fargo & Co.	4.400%	6/14/46	31,792	35,910
	Wells Fargo & Co.	4.750%	12/7/46	42,559	50,562
	Wells Fargo Bank NA	6.600%	1/15/38	500	724
	Westpac Banking Corp.	4.421%	7/24/39	3,837	4,214

	Brokerage (0.2%)
8	FMR LLC	6.450%	11/15/39	16,010	22,651
	Intercontinental Exchange Inc.	4.250%	9/21/48	5,800	6,924
	Invesco Finance plc	5.375%	11/30/43	5,068	6,109

	Insurance (5.7%)
	ACE Capital Trust II	9.700%	4/1/30	3,745	5,538
	Aflac Inc.	4.000%	10/15/46	947	1,037
	Allstate Corp.	4.500%	6/15/43	947	1,145
	Allstate Corp.	4.200%	12/15/46	14,385	16,782
	Allstate Corp.	3.850%	8/10/49	19,156	21,313
7	Berkshire Hathaway Finance Corp.	2.375%	6/19/39	1,250	1,718
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,000	2,400
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	32,195	37,839
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	67,922	81,101
9	Berkshire Hathaway Inc.	1.125%	3/16/27	1,350	1,597
	Berkshire Hathaway Inc.	4.500%	2/11/43	47,747	58,063
8	Jackson National Life Insurance Co.	8.150%	3/15/27	189	254
	Markel Corp.	4.150%	9/17/50	1,944	1,974
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	16,495	20,108
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	17,580	20,216
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	23,101	28,877
8	Massachusetts Mutual Life Insurance Co.	3.729%	10/15/70	15,356	15,164

	MetLife Inc.	4.125%	8/13/42	51,081	57,363
	MetLife Inc.	4.875%	11/13/43	10,000	12,483
	MetLife Inc.	4.050%	3/1/45	3,236	3,662
	MetLife Inc.	4.600%	5/13/46	9,700	11,729
8	Metropolitan Life Insurance Co.	7.800%	11/1/25	13,700	17,436
8	Nationwide Mutual Insurance Co.	9.375%	8/15/39	24,046	41,100
8	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	15,162
8	New York Life Insurance Co.	5.875%	5/15/33	36,125	48,331
8	New York Life Insurance Co.	4.450%	5/15/69	3,880	4,598
8	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	8,944	9,642
8	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	33,074	34,101
3,8	Pacific Life Insurance Co.	4.300%	10/24/67	6,295	6,563
	Progressive Corp.	4.125%	4/15/47	4,420	5,109
	Progressive Corp.	4.200%	3/15/48	2,867	3,355
	Prudential Financial Inc.	5.700%	12/14/36	1,973	2,630
	Prudential Financial Inc.	4.600%	5/15/44	4,784	5,628
3	Prudential Financial Inc.	5.375%	5/15/45	128	140
	Prudential Financial Inc.	3.905%	12/7/47	1,420	1,535
	Prudential Financial Inc.	3.935%	12/7/49	10,205	11,074
	Prudential Financial Inc.	3.700%	3/13/51	71,634	74,481
8	Securian Financial Group Inc.	4.800%	4/15/48	5,706	6,624
8	Swiss Re Treasury US Corp.	4.250%	12/6/42	11,170	12,761
	Travelers Cos. Inc.	3.750%	5/15/46	954	1,052
	Travelers Cos. Inc.	4.000%	5/30/47	4,222	4,863
	Travelers Cos. Inc.	4.100%	3/4/49	23,540	27,481
	UnitedHealth Group Inc.	4.625%	7/15/35	8,520	10,360
	UnitedHealth Group Inc.	5.800%	3/15/36	34,886	46,619
	UnitedHealth Group Inc.	6.875%	2/15/38	16,165	24,040
	UnitedHealth Group Inc.	3.500%	8/15/39	21,546	22,353
	UnitedHealth Group Inc.	4.375%	3/15/42	24,917	28,527
	UnitedHealth Group Inc.	3.950%	10/15/42	1,042	1,137
	UnitedHealth Group Inc.	4.750%	7/15/45	53,920	65,458
	UnitedHealth Group Inc.	4.250%	4/15/47	17,111	19,647
	UnitedHealth Group Inc.	3.750%	10/15/47	32,705	34,686
	UnitedHealth Group Inc.	4.250%	6/15/48	26,467	30,138
	UnitedHealth Group Inc.	4.450%	12/15/48	2,891	3,406
	UnitedHealth Group Inc.	3.700%	8/15/49	38,112	39,968
	UnitedHealth Group Inc.	3.875%	8/15/59	30,185	31,705
	Willis North America Inc.	3.875%	9/15/49	3,960	3,918
9	Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	1,200	1,470

	Other Finance (0.0%)
9	Vonovia Finance BV	2.750%	3/22/38	900	1,200

	Real Estate Investment Trusts (0.4%)
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	3,837	4,186
	Camden Property Trust	3.350%	11/1/49	3,298	3,339
	ERP Operating LP	4.500%	7/1/44	2,384	2,853
9	Prologis Euro Finance LLC	1.500%	9/10/49	600	621
	Simon Property Group LP	4.250%	10/1/44	715	819
	Simon Property Group LP	3.250%	9/13/49	51,705	50,825
	UDR Inc.	3.100%	11/1/34	8,100	8,138
					3,485,760
Industrial (41.0%)
	Basic Industry (0.8%)
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	15,947	18,390

BHP Billiton Finance USA Ltd.	5.000%	9/30/43	32,676	42,486
8 Braskem Netherlands Finance BV	5.875%	1/31/50	2,000	1,986
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	375	402
8 OCI NV	5.250%	11/1/24	160	165
Praxair Inc.	3.550%	11/7/42	1,849	1,953
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	9,295	12,026
Rio Tinto Finance USA plc	4.125%	8/21/42	56,545	65,239
8 Suzano Austria GmbH	7.000%	3/16/47	1,000	1,158
Vale Overseas Ltd.	6.250%	8/10/26	411	477
9 Vale SA	3.750%	1/10/23	1,530	1,850

Capital Goods (2.5%)
9 Airbus Finance BV	1.375%	5/13/31	820	999
8 American Builders & Contractors Supply
Co. Inc.	4.000%	1/15/28	150	149
Ball Corp.	4.875%	3/15/26	95	103
8 Berry Global Inc.	4.500%	2/15/26	152	152
8 Berry Global Inc.	4.875%	7/15/26	142	150
Boeing Co.	6.125%	2/15/33	13,565	18,415
Boeing Co.	3.550%	3/1/38	19,925	20,912
Boeing Co.	3.500%	3/1/39	7,849	8,010
Boeing Co.	6.875%	3/15/39	10,929	16,077
Boeing Co.	5.875%	2/15/40	3,940	5,292
Boeing Co.	7.875%	4/15/43	1,955	3,121
Boeing Co.	3.375%	6/15/46	5,000	4,970
Boeing Co.	3.625%	3/1/48	10,275	10,683
Boeing Co.	3.850%	11/1/48	3,000	3,241
Boeing Co.	3.750%	2/1/50	44,800	47,647
Boeing Co.	3.825%	3/1/59	4,434	4,702
Boeing Co.	3.950%	8/1/59	27,225	29,501
Caterpillar Inc.	6.050%	8/15/36	5,138	7,066
Caterpillar Inc.	3.803%	8/15/42	26,112	29,073
Caterpillar Inc.	3.250%	9/19/49	17,294	17,481
Caterpillar Inc.	4.750%	5/15/64	15,639	19,474
8 CFX Escrow Corp.	6.375%	2/15/26	142	154
8 Clean Harbors Inc.	4.875%	7/15/27	152	157
8 Clean Harbors Inc.	5.125%	7/15/29	147	155
Eaton Corp.	4.150%	11/2/42	4,102	4,586
Honeywell International Inc.	5.700%	3/15/36	10,300	13,910
Honeywell International Inc.	5.700%	3/15/37	6,250	8,561
Lockheed Martin Corp.	4.070%	12/15/42	4,784	5,542
Lockheed Martin Corp.	3.800%	3/1/45	8,571	9,457
Lockheed Martin Corp.	4.700%	5/15/46	3,875	4,855
Lockheed Martin Corp.	4.090%	9/15/52	22,487	26,122
8 Mueller Water Products Inc.	5.500%	6/15/26	210	221
Northrop Grumman Corp.	4.030%	10/15/47	17,120	19,179
Precision Castparts Corp.	4.375%	6/15/45	1,391	1,643
Raytheon Co.	4.700%	12/15/41	37,524	46,515
Raytheon Co.	4.200%	12/15/44	1,000	1,177
8 Resideo Funding Inc.	6.125%	11/1/26	265	266
8 Reynolds Group Issuer Inc. / Reynolds
Group Issuer LLC / Reynolds Group
Issuer Lu	5.125%	7/15/23	20	21
9 Siemens Financieringsmaatschappij NV	1.250%	2/28/31	947	1,156
Stanley Black & Decker Inc.	4.850%	11/15/48	32,025	39,909
8 TransDigm Inc.	6.250%	3/15/26	313	336
TransDigm Inc.	7.500%	3/15/27	99	107
8 TransDigm Inc.	5.500%	11/15/27	245	244

8 Trivium Packaging Finance BV	5.500%	8/15/26	50	52
8 Trivium Packaging Finance BV	8.500%	8/15/27	55	59
United Rentals North America Inc.	4.625%	10/15/25	104	107
United Rentals North America Inc.	6.500%	12/15/26	379	410
United Rentals North America Inc.	3.875%	11/15/27	165	168
United Technologies Corp.	6.125%	7/15/38	7,535	10,506
United Technologies Corp.	3.750%	11/1/46	22,160	24,414
United Technologies Corp.	4.625%	11/16/48	5,287	6,561
Waste Management Inc.	4.000%	7/15/39	4,630	5,266
Waste Management Inc.	4.150%	7/15/49	6,755	7,784

Communication (5.6%)
America Movil SAB de CV	4.375%	4/22/49	50,205	57,828
8 CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	204	208
Comcast Corp.	4.250%	10/15/30	9,518	10,925
Comcast Corp.	5.650%	6/15/35	33,707	43,940
Comcast Corp.	6.500%	11/15/35	4,320	6,047
Comcast Corp.	3.200%	7/15/36	16,810	17,054
Comcast Corp.	3.900%	3/1/38	39,335	43,226
Comcast Corp.	6.400%	5/15/38	3,452	4,924
Comcast Corp.	4.600%	10/15/38	54,153	64,143
Comcast Corp.	3.250%	11/1/39	3,000	3,061
Comcast Corp.	4.650%	7/15/42	1,000	1,192
Comcast Corp.	4.500%	1/15/43	1,184	1,382
Comcast Corp.	4.750%	3/1/44	60,670	73,571
Comcast Corp.	4.600%	8/15/45	25,375	30,303
Comcast Corp.	3.400%	7/15/46	20,295	20,587
Comcast Corp.	4.000%	8/15/47	18,875	20,893
Comcast Corp.	3.969%	11/1/47	83,688	91,191
Comcast Corp.	4.000%	3/1/48	30,340	33,832
Comcast Corp.	4.700%	10/15/48	41,185	50,618
Comcast Corp.	3.999%	11/1/49	31,176	34,326
Comcast Corp.	3.450%	2/1/50	14,230	14,600
Comcast Corp.	4.049%	11/1/52	23,810	26,255
Comcast Corp.	4.950%	10/15/58	95,256	122,498
8 Connect Finco SARL / Connect US Finco
LLC	6.750%	10/1/26	110	115
8 Cox Communications Inc.	8.375%	3/1/39	12,750	19,003
8 CSC Holdings LLC	5.375%	2/1/28	195	205
8 CSC Holdings LLC	6.500%	2/1/29	195	218
8 CSC Holdings LLC	5.750%	1/15/30	275	288
8 Diamond Sports Group LLC / Diamond
Sports Finance Co.	6.625%	8/15/27	156	161
Discovery Communications LLC	5.300%	5/15/49	947	1,057
8 Fox Corp.	5.576%	1/25/49	966	1,223
8 Level 3 Financing Inc.	4.625%	9/15/27	313	318
8 National CineMedia LLC	5.875%	4/15/28	160	168
NBCUniversal Media LLC	5.950%	4/1/41	16,947	23,262
NBCUniversal Media LLC	4.450%	1/15/43	22,650	26,197
Netflix Inc.	4.375%	11/15/26	140	142
8 Nexstar Escrow Inc.	5.625%	7/15/27	52	55
7 Orange SA	5.625%	1/23/34	1,278	2,351
8 SES Global Americas Holdings GP	5.300%	3/25/44	1,193	1,251
8 Sirius XM Radio Inc.	4.625%	7/15/24	104	109
8 Sirius XM Radio Inc.	5.000%	8/1/27	99	104
Sprint Corp.	7.125%	6/15/24	95	103
Sprint Corp.	7.625%	2/15/25	95	104

T-Mobile USA Inc.	4.750%	2/1/28	284	299
Telefonica Emisiones SAU	4.895%	3/6/48	2,475	2,774
Thomson Reuters Corp.	5.850%	4/15/40	331	397
Time Warner Cable LLC	6.550%	5/1/37	11,975	14,464
7 Verizon Communications Inc.	2.500%	4/8/31	1,450	1,992
Verizon Communications Inc.	4.500%	8/10/33	10,000	11,670
Verizon Communications Inc.	5.250%	3/16/37	2,845	3,556
9 Verizon Communications Inc.	2.875%	1/15/38	250	343
Verizon Communications Inc.	4.812%	3/15/39	13,955	16,986
Verizon Communications Inc.	4.862%	8/21/46	14,990	18,552
Verizon Communications Inc.	4.672%	3/15/55	43,470	53,316
Viacom Inc.	5.250%	4/1/44	5,000	5,651
8 Walt Disney Co.	6.200%	12/15/34	3,326	4,694
8 Walt Disney Co.	6.400%	12/15/35	8,598	12,352
8 Walt Disney Co.	6.650%	11/15/37	2,650	3,958
8 Walt Disney Co.	4.750%	9/15/44	6,536	8,396
Walt Disney Co.	3.000%	7/30/46	3,837	3,856
Walt Disney Co.	2.750%	9/1/49	54,420	51,304
Walt Disney Co.	7.550%	7/15/93	15,662	18,737

Consumer Cyclical (6.3%)
8 1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	189	196
8 1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	260	262
Alibaba Group Holding Ltd.	4.000%	12/6/37	31,000	33,482
Alibaba Group Holding Ltd.	4.200%	12/6/47	21,815	24,644
Alibaba Group Holding Ltd.	4.400%	12/6/57	25,180	29,120
8 Allison Transmission Inc.	4.750%	10/1/27	256	262
Amazon.com Inc.	4.800%	12/5/34	9,639	12,096
Amazon.com Inc.	3.875%	8/22/37	45,000	51,003
Amazon.com Inc.	4.950%	12/5/44	6,000	7,833
Amazon.com Inc.	4.050%	8/22/47	105,380	124,499
Amazon.com Inc.	4.250%	8/22/57	45,334	55,460
8 Churchill Downs Inc.	5.500%	4/1/27	568	602
8 Eagle Intermediate Global Holding BV /
Ruyi US Finance LLC	7.500%	5/1/25	430	375
Goodyear Tire & Rubber Co.	4.875%	3/15/27	50	50
Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	166	174
Home Depot Inc.	5.875%	12/16/36	40,370	55,887
Home Depot Inc.	5.400%	9/15/40	947	1,270
Home Depot Inc.	5.950%	4/1/41	22,080	31,364
Home Depot Inc.	4.200%	4/1/43	6,035	7,074
Home Depot Inc.	4.875%	2/15/44	60,115	77,000
Home Depot Inc.	4.400%	3/15/45	12,900	15,655
Home Depot Inc.	4.250%	4/1/46	20,015	23,877
Home Depot Inc.	3.900%	6/15/47	24,950	28,731
Home Depot Inc.	4.500%	12/6/48	12,045	15,015
Home Depot Inc.	3.500%	9/15/56	5,867	6,206
Lennar Corp.	5.250%	6/1/26	142	156
8 Live Nation Entertainment Inc.	5.625%	3/15/26	99	106
8 Live Nation Entertainment Inc.	4.750%	10/15/27	380	395
Lowe's Cos. Inc.	3.700%	4/15/46	44,280	44,667
Lowe's Cos. Inc.	4.050%	5/3/47	27,350	29,170
Mastercard Inc.	3.950%	2/26/48	27,019	31,834
Mastercard Inc.	3.650%	6/1/49	3,624	4,071
McDonald's Corp.	4.450%	9/1/48	10,000	11,517
MGM Growth Properties Operating
Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	142	157

MGM Growth Properties Operating
Partnership LP / MGP Finance Co-Issuer
Inc.	4.500%	9/1/26	260	277
MGM Resorts International	4.625%	9/1/26	150	158
7 Motability Operations Group plc	3.625%	3/10/36	900	1,431
NIKE Inc.	3.625%	5/1/43	30,604	33,431
NIKE Inc.	3.875%	11/1/45	23,710	27,098
NIKE Inc.	3.375%	11/1/46	19,840	20,988
8 Panther BF Aggregator 2 LP / Panther
Finance Co. Inc.	8.500%	5/15/27	237	238
PulteGroup Inc.	5.500%	3/1/26	199	223
Target Corp.	7.000%	1/15/38	1,050	1,627
Target Corp.	4.000%	7/1/42	473	542
Target Corp.	3.625%	4/15/46	663	728
Visa Inc.	4.150%	12/14/35	20,320	24,495
Visa Inc.	4.300%	12/14/45	41,691	51,672
Visa Inc.	3.650%	9/15/47	35,820	40,693
Walmart Inc.	3.950%	6/28/38	93,757	110,293
Walmart Inc.	5.625%	4/1/40	1,840	2,603
Walmart Inc.	4.875%	7/8/40	1,944	2,518
Walmart Inc.	5.000%	10/25/40	1,610	2,113
Walmart Inc.	5.625%	4/15/41	3,695	5,229
Walmart Inc.	4.000%	4/11/43	1,326	1,546
Walmart Inc.	3.625%	12/15/47	70,485	78,737
Walmart Inc.	4.050%	6/29/48	35,245	41,928
Walmart Inc.	2.950%	9/24/49	31,668	31,528

Consumer Noncyclical (10.8%)
Abbott Laboratories	4.750%	11/30/36	9,055	11,135
Abbott Laboratories	4.900%	11/30/46	11,150	14,466
AbbVie Inc.	4.875%	11/14/48	2,758	3,034
Advocate Health & Hospitals Corp.	4.272%	8/15/48	7,880	9,412
Allina Health System	3.887%	4/15/49	4,784	5,347
Altria Group Inc.	5.375%	1/31/44	11,355	12,727
Altria Group Inc.	3.875%	9/16/46	19,400	17,842
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide Inc.	4.700%	2/1/36	47,927	55,179
Anheuser-Busch Cos. LLC	6.750%	12/15/27	400	512
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	21,400	22,862
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	8,395	9,338
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	12,383	19,695
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	4,000	6,321
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	18,130	18,761
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	5,000	6,477
8 Aramark Services Inc.	5.000%	2/1/28	104	109
Archer-Daniels-Midland Co.	4.500%	3/15/49	27,949	34,304
Ascension Health	3.106%	11/15/39	5,115	5,164
Ascension Health	3.945%	11/15/46	11,825	13,604
3 Ascension Health	4.847%	11/15/53	7,575	10,012
8 Bausch Health Americas Inc.	9.250%	4/1/26	43	49
8 Bausch Health Cos. Inc.	5.750%	8/15/27	99	108
8 Bausch Health Cos. Inc.	7.000%	1/15/28	156	169
Boston Scientific Corp.	4.700%	3/1/49	1,364	1,670
8 Bristol-Myers Squibb Co.	4.125%	6/15/39	31,187	35,385
Bristol-Myers Squibb Co.	4.500%	3/1/44	3,605	4,247
8 Bristol-Myers Squibb Co.	4.250%	10/26/49	16,405	19,213
8 Cargill Inc.	4.760%	11/23/45	20,000	25,488
Cigna Corp.	4.900%	12/15/48	10,450	12,051

City of Hope	5.623%	11/15/43	1,944	2,653
City of Hope	4.378%	8/15/48	1,944	2,321
3 CommonSpirit Health	4.350%	11/1/42	19,000	20,080
CVS Health Corp.	4.780%	3/25/38	947	1,047
DaVita Inc.	5.125%	7/15/24	237	241
DH Europe Finance II Sarl	3.250%	11/15/39	2,500	2,524
Dignity Health	4.500%	11/1/42	15,650	16,745
Dignity Health	5.267%	11/1/64	2,868	3,422
9 Eli Lilly & Co.	0.625%	11/1/31	830	926
Eli Lilly & Co.	3.875%	3/15/39	52,620	60,725
Eli Lilly & Co.	3.700%	3/1/45	27,130	30,330
Eli Lilly & Co.	3.950%	5/15/47	2,891	3,377
Eli Lilly & Co.	3.950%	3/15/49	7,625	8,888
Encompass Health Corp.	4.500%	2/1/28	104	106
Encompass Health Corp.	4.750%	2/1/30	104	108
Gilead Sciences Inc.	4.600%	9/1/35	20,416	24,203
Gilead Sciences Inc.	5.650%	12/1/41	8,686	11,370
Gilead Sciences Inc.	4.800%	4/1/44	29,545	35,325
Gilead Sciences Inc.	4.500%	2/1/45	36,730	42,471
Gilead Sciences Inc.	4.750%	3/1/46	25,040	29,928
Gilead Sciences Inc.	4.150%	3/1/47	45,050	49,654
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	37,532	54,758
8 Grupo Bimbo SAB de CV	4.000%	9/6/49	917	876
HCA Inc.	5.375%	2/1/25	35	38
HCA Inc.	5.375%	9/1/26	361	395
HCA Inc.	5.250%	6/15/49	817	906
Hershey Co.	3.125%	11/15/49	11,500	11,639
8 Hill-Rom Holdings Inc.	4.375%	9/15/27	104	107
Johnson & Johnson	3.550%	3/1/36	47,310	52,089
Johnson & Johnson	3.625%	3/3/37	53,652	59,418
Johnson & Johnson	3.400%	1/15/38	43,125	46,595
Johnson & Johnson	3.700%	3/1/46	26,329	29,728
Johnson & Johnson	3.750%	3/3/47	19,856	22,568
Kaiser Foundation Hospitals	4.875%	4/1/42	12,365	15,629
Kaiser Foundation Hospitals	4.150%	5/1/47	23,594	27,668
Kimberly-Clark Corp.	6.625%	8/1/37	4,800	7,068
Kimberly-Clark Corp.	3.200%	7/30/46	14,400	14,596
3 Mayo Clinic	3.774%	11/15/43	11,795	13,098
McKesson Corp.	4.883%	3/15/44	1,450	1,593
Mead Johnson Nutrition Co.	4.600%	6/1/44	8,571	10,584
9 Medtronic Global Holdings SCA	1.750%	7/2/49	500	562
Medtronic Inc.	4.375%	3/15/35	33,178	39,513
Medtronic Inc.	4.625%	3/15/45	16,575	21,264
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	7,210	9,499
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	2,355	2,814
Merck & Co. Inc.	3.900%	3/7/39	30,000	34,580
Merck & Co. Inc.	3.600%	9/15/42	4,900	5,427
Merck & Co. Inc.	4.150%	5/18/43	2,385	2,860
Merck & Co. Inc.	3.700%	2/10/45	75,455	84,092
Merck & Co. Inc.	4.000%	3/7/49	26,229	31,366
8 Nestle Holdings Inc.	3.900%	9/24/38	49,785	56,879
8 Nestle Holdings Inc.	4.000%	9/24/48	22,855	26,654
New York & Presbyterian Hospital	4.024%	8/1/45	16,925	19,479
New York & Presbyterian Hospital	4.063%	8/1/56	3,743	4,199
New York & Presbyterian Hospital	4.763%	8/1/16	5,250	6,194
Northwell Healthcare Inc.	4.800%	11/1/42	1,042	1,185
Northwell Healthcare Inc.	3.979%	11/1/46	1,944	2,110
Northwell Healthcare Inc.	4.260%	11/1/47	947	1,047

Northwell Healthcare Inc.	3.809%	11/1/49	21,289	21,886
Novartis Capital Corp.	4.400%	5/6/44	24,840	30,833
NYU Hospitals Center	4.784%	7/1/44	1,944	2,415
PeaceHealth Obligated Group	4.787%	11/15/48	6,015	7,592
PepsiCo Inc.	4.000%	3/5/42	2,038	2,360
PepsiCo Inc.	3.600%	8/13/42	947	1,037
PepsiCo Inc.	4.450%	4/14/46	26,774	33,532
PepsiCo Inc.	3.450%	10/6/46	37,155	40,365
PepsiCo Inc.	4.000%	5/2/47	22,185	26,094
PepsiCo Inc.	3.375%	7/29/49	1,944	2,070
PepsiCo Inc.	2.875%	10/15/49	13,535	13,071
8 Performance Food Group Inc.	5.500%	10/15/27	208	221
Pfizer Inc.	4.100%	9/15/38	34,780	40,526
Pfizer Inc.	3.900%	3/15/39	34,185	39,169
Pfizer Inc.	7.200%	3/15/39	34,632	54,627
Pfizer Inc.	4.300%	6/15/43	7,780	9,339
Pfizer Inc.	4.400%	5/15/44	8,615	10,464
Pfizer Inc.	4.125%	12/15/46	15,541	18,414
Pfizer Inc.	4.200%	9/15/48	24,916	29,864
Pfizer Inc.	4.000%	3/15/49	1,944	2,265
Philip Morris International Inc.	6.375%	5/16/38	5,802	7,941
Philip Morris International Inc.	4.375%	11/15/41	2,891	3,187
Philip Morris International Inc.	4.500%	3/20/42	5,000	5,626
Philip Morris International Inc.	3.875%	8/21/42	10,120	10,401
Philip Morris International Inc.	4.125%	3/4/43	20,170	21,608
Philip Morris International Inc.	4.875%	11/15/43	22,345	26,301
Philip Morris International Inc.	4.250%	11/10/44	20,675	22,742
8 Post Holdings Inc.	5.750%	3/1/27	105	112
Procter & Gamble Co.	3.500%	10/25/47	20,060	22,476
3 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	4,605	5,069
3 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	2,890	3,262
8 SC Johnson & Son Inc.	4.000%	5/15/43	28,110	30,401
8 SC Johnson & Son Inc.	4.750%	10/15/46	1,940	2,400
8 Tenet Healthcare Corp.	4.625%	9/1/24	20	21
8 Tenet Healthcare Corp.	4.875%	1/1/26	137	142
8 Tenet Healthcare Corp.	6.250%	2/1/27	105	111
8 Tenet Healthcare Corp.	5.125%	11/1/27	52	54
9 Thermo Fisher Scientific Inc.	1.500%	10/1/39	1,000	1,081
Tyson Foods Inc.	5.100%	9/28/48	2,048	2,508
9 Unilever NV	1.625%	2/12/33	1,050	1,333
Wyeth LLC	6.500%	2/1/34	1,240	1,759
Wyeth LLC	5.950%	4/1/37	53,438	73,399

Energy (2.4%)
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	4.080%	12/15/47	3,837	3,817
Buckeye Partners LP	3.950%	12/1/26	100	93
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	492	532
ConocoPhillips	7.000%	3/30/29	5,830	7,722
ConocoPhillips	5.900%	10/15/32	1,326	1,747
ConocoPhillips	5.900%	5/15/38	1,000	1,364
ConocoPhillips	6.500%	2/1/39	39,636	57,783
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,420	1,923
ConocoPhillips Co.	4.300%	11/15/44	10,450	12,144
ConocoPhillips Co.	5.950%	3/15/46	24,800	35,719
Devon Energy Corp.	5.000%	6/15/45	2,730	3,112

Diamondback Energy Inc.	4.750%	11/1/24	696	715
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	1,491	1,787
Energy Transfer Partners LP	5.300%	4/15/47	1,000	1,057
Exxon Mobil Corp.	2.995%	8/16/39	6,678	6,766
Exxon Mobil Corp.	3.567%	3/6/45	7,700	8,332
Exxon Mobil Corp.	4.114%	3/1/46	37,010	43,877
Kinder Morgan Energy Partners LP	5.000%	8/15/42	62	66
Kinder Morgan Energy Partners LP	5.000%	3/1/43	156	168
8 MEG Energy Corp.	6.500%	1/15/25	52	54
Occidental Petroleum Corp.	4.400%	4/15/46	3,525	3,496
8 Parsley Energy LLC / Parsley Finance
Corp.	6.250%	6/1/24	104	108
8 Parsley Energy LLC / Parsley Finance
Corp.	5.625%	10/15/27	147	152
Shell International Finance BV	4.125%	5/11/35	30,406	34,955
Shell International Finance BV	6.375%	12/15/38	4,121	5,993
Shell International Finance BV	5.500%	3/25/40	13,990	18,926
Shell International Finance BV	4.550%	8/12/43	18,195	22,295
Shell International Finance BV	4.375%	5/11/45	46,905	56,770
Shell International Finance BV	4.000%	5/10/46	32,077	36,886
Shell International Finance BV	3.750%	9/12/46	47,355	52,659
SM Energy Co.	6.125%	11/15/22	101	96
8 Targa Resources Partners LP / Targa
Resources Partners Finance Corp.	6.500%	7/15/27	118	127
8 Targa Resources Partners LP / Targa
Resources Partners Finance Corp.	6.875%	1/15/29	118	127
9 Total Capital International SA	1.375%	10/4/29	1,550	1,909
Total Capital International SA	2.829%	1/10/30	947	976
Total Capital International SA	3.461%	7/12/49	2,417	2,554
TransCanada PipeLines Ltd.	6.200%	10/15/37	4,888	6,245
TransCanada PipeLines Ltd.	6.100%	6/1/40	15,775	20,251
TransCanada PipeLines Ltd.	5.000%	10/16/43	500	570
TransCanada PipeLines Ltd.	5.100%	3/15/49	13,920	16,569

Other Industrial (0.5%)
7 Aroundtown SA	3.000%	10/16/29	1,050	1,364
Georgetown University	4.315%	4/1/49	6,995	8,575
Georgetown University	5.215%	10/1/18	940	1,297
3 Massachusetts Institute of Technology	3.959%	7/1/38	24,140	27,823
Massachusetts Institute of Technology	5.600%	7/1/11	1,042	1,683
Massachusetts Institute of Technology	3.885%	7/1/16	18,335	21,065
8 President & Fellows of Harvard College	6.500%	1/15/39	3,710	5,648
Trustees of the University of Pennsylvania	3.610%	2/15/19	20,230	22,098

Technology (9.9%)
Apple Inc.	4.500%	2/23/36	15,000	18,420
Apple Inc.	3.850%	5/4/43	53,204	59,558
Apple Inc.	3.450%	2/9/45	38,360	40,623
Apple Inc.	4.375%	5/13/45	45,766	55,209
Apple Inc.	4.650%	2/23/46	43,667	54,442
Apple Inc.	3.850%	8/4/46	40,245	45,127
Apple Inc.	4.250%	2/9/47	39,099	46,455
Apple Inc.	3.750%	11/13/47	26,986	30,206
Apple Inc.	2.950%	9/11/49	24,395	23,591
Applied Materials Inc.	5.100%	10/1/35	95	123
Applied Materials Inc.	4.350%	4/1/47	1,700	2,059
8 CDK Global Inc.	5.250%	5/15/29	142	151
CDW LLC / CDW Finance Corp.	4.250%	4/1/28	152	157

Cisco Systems Inc.	5.900%	2/15/39	33,585	47,650
Cisco Systems Inc.	5.500%	1/15/40	16,122	22,097
8 CommScope Finance LLC	5.500%	3/1/24	38	38
8 CommScope Finance LLC	8.250%	3/1/27	101	95
Equinix Inc.	5.375%	5/15/27	147	159
Fiserv Inc.	4.400%	7/1/49	1,944	2,172
Intel Corp.	4.100%	5/19/46	18,330	21,452
Intel Corp.	4.100%	5/11/47	34,841	40,280
Intel Corp.	3.734%	12/8/47	56,122	62,642
International Business Machines Corp.	4.150%	5/15/39	104,215	117,216
International Business Machines Corp.	4.000%	6/20/42	10,633	11,761
International Business Machines Corp.	4.250%	5/15/49	89,945	101,565
Microsoft Corp.	3.500%	2/12/35	7,688	8,457
Microsoft Corp.	3.450%	8/8/36	32,325	35,449
Microsoft Corp.	4.100%	2/6/37	53,155	62,745
Microsoft Corp.	4.500%	10/1/40	3,743	4,735
Microsoft Corp.	5.300%	2/8/41	1,420	1,971
Microsoft Corp.	3.500%	11/15/42	1,657	1,822
Microsoft Corp.	3.750%	5/1/43	9,947	11,297
Microsoft Corp.	4.875%	12/15/43	473	622
Microsoft Corp.	3.750%	2/12/45	77,054	87,207
Microsoft Corp.	4.450%	11/3/45	70,491	89,609
Microsoft Corp.	3.700%	8/8/46	85,523	97,303
Microsoft Corp.	4.250%	2/6/47	66,314	81,587
Microsoft Corp.	4.000%	2/12/55	10,075	11,950
Microsoft Corp.	4.750%	11/3/55	38,090	51,042
Microsoft Corp.	3.950%	8/8/56	46,076	54,231
Microsoft Corp.	4.500%	2/6/57	4,689	6,091
Oracle Corp.	3.850%	7/15/36	5,250	5,792
Oracle Corp.	3.800%	11/15/37	34,500	37,696
Oracle Corp.	6.500%	4/15/38	47,155	68,691
Oracle Corp.	6.125%	7/8/39	12,073	17,088
Oracle Corp.	5.375%	7/15/40	49,418	63,838
Oracle Corp.	4.125%	5/15/45	32,856	36,806
Oracle Corp.	4.000%	7/15/46	87,046	96,693
Oracle Corp.	4.000%	11/15/47	42,035	46,895
Oracle Corp.	4.375%	5/15/55	25,000	29,563
8 Qorvo Inc.	4.375%	10/15/29	355	357
QUALCOMM Inc.	4.800%	5/20/45	5,185	6,176
QUALCOMM Inc.	4.300%	5/20/47	45,591	51,326
8 SS&C Technologies Inc.	5.500%	9/30/27	170	182
8 Tencent Holdings Ltd.	3.925%	1/19/38	33,420	35,583
Texas Instruments Inc.	3.875%	3/15/39	2,891	3,281
Verisk Analytics Inc.	5.500%	6/15/45	947	1,179
Western Digital Corp.	4.750%	2/15/26	139	142

Transportation (2.2%)
Burlington Northern Santa Fe LLC	7.950%	8/15/30	3,580	5,205
Burlington Northern Santa Fe LLC	5.750%	5/1/40	15,000	20,292
Burlington Northern Santa Fe LLC	4.400%	3/15/42	24,790	28,972
Burlington Northern Santa Fe LLC	4.375%	9/1/42	41,150	48,029
Burlington Northern Santa Fe LLC	4.450%	3/15/43	11,200	13,322
Burlington Northern Santa Fe LLC	5.150%	9/1/43	2,000	2,571
Burlington Northern Santa Fe LLC	4.900%	4/1/44	18,000	22,454
Burlington Northern Santa Fe LLC	4.550%	9/1/44	43,085	51,718
Burlington Northern Santa Fe LLC	4.150%	4/1/45	12,335	14,192
Burlington Northern Santa Fe LLC	3.900%	8/1/46	7,265	8,113
Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,910	13,714

Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,141	3,574
Burlington Northern Santa Fe LLC	4.150%	12/15/48	16,290	19,000
Burlington Northern Santa Fe LLC	3.550%	2/15/50	31,530	33,593
Canadian National Railway Co.	3.200%	8/2/46	1,000	1,029
Canadian National Railway Co.	3.650%	2/3/48	33,169	36,762
Canadian National Railway Co.	4.450%	1/20/49	13,410	16,772
9 International Consolidated Airlines Group
SA	1.500%	7/4/27	900	995
3 JetBlue 2019-1 Class AA Pass Through
Trust	2.750%	5/15/32	1,430	1,430
Norfolk Southern Corp.	4.100%	5/15/49	2,891	3,266
Norfolk Southern Corp.	3.400%	11/1/49	4,380	4,394
Union Pacific Corp.	4.375%	11/15/65	20,655	22,508
Union Pacific Corp.	4.100%	9/15/67	15,550	16,297
3 United Airlines 2019-2 Class AA Pass
Through Trust	2.700%	11/1/33	1,944	1,957
United Parcel Service Inc.	6.200%	1/15/38	10,596	14,923
United Parcel Service Inc.	4.875%	11/15/40	2,700	3,275
United Parcel Service Inc.	3.625%	10/1/42	5,820	6,144
United Parcel Service Inc.	3.400%	9/1/49	3,837	3,907
				7,876,928
Utilities (15.7%)
Electric (15.0%)
AEP Texas Inc.	3.800%	10/1/47	2,455	2,676
AEP Texas Inc.	4.150%	5/1/49	4,782	5,551
AEP Transmission Co. LLC	4.000%	12/1/46	2,575	2,908
AEP Transmission Co. LLC	3.750%	12/1/47	33,643	36,158
AEP Transmission Co. LLC	4.250%	9/15/48	5,580	6,481
Alabama Power Co.	6.000%	3/1/39	7,535	10,407
Alabama Power Co.	5.500%	3/15/41	26,874	34,004
Alabama Power Co.	5.200%	6/1/41	14,920	18,319
Alabama Power Co.	3.850%	12/1/42	1,065	1,148
Alabama Power Co.	3.750%	3/1/45	22,325	23,827
Alabama Power Co.	4.300%	7/15/48	5,285	6,177
Alabama Power Co.	3.450%	10/1/49	10,164	10,544
Ameren Illinois Co.	3.700%	12/1/47	10,000	11,033
Ameren Illinois Co.	4.500%	3/15/49	26,150	32,733
Appalachian Power Co.	6.700%	8/15/37	32,970	45,332
Baltimore Gas & Electric Co.	6.350%	10/1/36	1,165	1,603
Baltimore Gas & Electric Co.	4.250%	9/15/48	26,475	30,308
Baltimore Gas & Electric Co.	3.200%	9/15/49	1,944	1,929
Berkshire Hathaway Energy Co.	6.125%	4/1/36	11,612	16,060
Berkshire Hathaway Energy Co.	5.950%	5/15/37	2,891	3,988
Berkshire Hathaway Energy Co.	5.150%	11/15/43	27,000	33,785
Berkshire Hathaway Energy Co.	4.500%	2/1/45	43,625	51,617
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	5,201	6,274
Commonwealth Edison Co.	5.900%	3/15/36	2,370	3,179
Commonwealth Edison Co.	3.800%	10/1/42	20,733	22,763
Commonwealth Edison Co.	4.600%	8/15/43	15,205	18,463
Commonwealth Edison Co.	4.700%	1/15/44	15,891	19,728
Commonwealth Edison Co.	3.700%	3/1/45	17,765	19,384
Commonwealth Edison Co.	4.350%	11/15/45	13,244	15,755
Commonwealth Edison Co.	3.650%	6/15/46	11,553	12,537
Commonwealth Edison Co.	4.000%	3/1/48	8,765	9,935
Commonwealth Edison Co.	4.000%	3/1/49	13,485	15,659
Connecticut Light & Power Co.	6.350%	6/1/36	14,382	19,917
Connecticut Light & Power Co.	4.300%	4/15/44	890	1,061

Connecticut Light & Power Co.	4.150%	6/1/45	8,445	9,850
Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	691	819
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,947	13,054
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	10,637	14,411
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	9,600	13,918
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,668	11,296
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	7,947	10,578
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,501	11,927
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	8,740	9,578
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	47,016	55,496
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	5,715	6,804
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,000	2,189
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,000	1,095
Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,000	1,210
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	28,860	33,014
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	17,545	19,723
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	13,947	16,281
Consumers Energy Co.	3.750%	2/15/50	1,944	2,189
Consumers Energy Co.	3.100%	8/15/50	36,334	36,838
Dominion Energy Inc.	4.050%	9/15/42	947	1,006
Dominion Energy South Carolina Inc.	6.625%	2/1/32	31,527	43,042
Dominion Energy South Carolina Inc.	6.050%	1/15/38	11,775	16,025
Dominion Energy South Carolina Inc.	5.450%	2/1/41	5,873	7,638
Dominion Energy South Carolina Inc.	4.600%	6/15/43	4,240	5,068
DTE Electric Co.	3.700%	3/15/45	1,911	2,149
DTE Electric Co.	4.050%	5/15/48	947	1,094
Duke Energy Carolinas LLC	6.450%	10/15/32	8,158	11,242
Duke Energy Carolinas LLC	6.100%	6/1/37	50,843	69,850
Duke Energy Carolinas LLC	5.300%	2/15/40	8,480	10,909
Duke Energy Carolinas LLC	4.250%	12/15/41	16,200	18,665
Duke Energy Carolinas LLC	4.000%	9/30/42	42,092	46,994
Duke Energy Carolinas LLC	3.750%	6/1/45	1,643	1,784
Duke Energy Carolinas LLC	3.875%	3/15/46	5,645	6,284
Duke Energy Carolinas LLC	3.700%	12/1/47	2,690	2,885
Duke Energy Carolinas LLC	3.200%	8/15/49	947	952
Duke Energy Corp.	3.400%	6/15/29	1,944	2,034
Duke Energy Florida LLC	6.350%	9/15/37	758	1,074
Duke Energy Florida LLC	5.650%	4/1/40	6,475	8,671
Duke Energy Florida LLC	3.400%	10/1/46	11,850	12,160
Duke Energy Florida LLC	4.200%	7/15/48	1,000	1,165
Duke Energy Indiana LLC	6.120%	10/15/35	5,614	7,536
Duke Energy Indiana LLC	6.350%	8/15/38	775	1,112
Duke Energy Indiana LLC	6.450%	4/1/39	10,411	15,115
Duke Energy Indiana LLC	4.200%	3/15/42	12,700	14,211
Duke Energy Indiana LLC	4.900%	7/15/43	28,514	35,363
Duke Energy Indiana LLC	3.250%	10/1/49	1,944	1,957
Duke Energy Ohio Inc.	3.700%	6/15/46	9,825	10,599
Duke Energy Ohio Inc.	4.300%	2/1/49	18,784	22,003
Duke Energy Progress LLC	4.100%	5/15/42	2,250	2,556
Duke Energy Progress LLC	4.100%	3/15/43	23,186	26,095
Duke Energy Progress LLC	4.150%	12/1/44	29,945	34,300
Duke Energy Progress LLC	4.200%	8/15/45	22,105	25,146
Duke Energy Progress LLC	3.700%	10/15/46	27,000	29,102
Entergy Louisiana LLC	3.120%	9/1/27	322	336
Entergy Louisiana LLC	4.000%	3/15/33	651	735
Entergy Louisiana LLC	4.950%	1/15/45	1,046	1,125
Entergy Louisiana LLC	4.200%	4/1/50	4,784	5,573
Entergy Texas Inc.	3.550%	9/30/49	1,915	1,986

Exelon Corp.	4.450%	4/15/46	947	1,074
Florida Power & Light Co.	5.960%	4/1/39	13,337	18,643
Florida Power & Light Co.	5.690%	3/1/40	663	903
Florida Power & Light Co.	5.250%	2/1/41	21,109	27,499
Florida Power & Light Co.	4.125%	2/1/42	9,000	10,368
Florida Power & Light Co.	3.800%	12/15/42	22,370	24,966
Florida Power & Light Co.	3.700%	12/1/47	10,745	11,770
Florida Power & Light Co.	3.950%	3/1/48	1,944	2,260
Florida Power & Light Co.	3.990%	3/1/49	2,891	3,346
Florida Power & Light Co.	3.150%	10/1/49	1,944	1,988
Georgia Power Co.	4.750%	9/1/40	33,945	38,962
Georgia Power Co.	4.300%	3/15/42	10,274	11,298
9 innogy Finance BV	5.750%	2/14/33	947	1,692
3 John Sevier Combined Cycle Generation
LLC	4.626%	1/15/42	21,028	25,220
Kansas City Power & Light Co.	4.125%	4/1/49	27,800	32,191
Kentucky Utilities Co.	5.125%	11/1/40	947	1,192
Kentucky Utilities Co.	4.650%	11/15/43	947	1,127
Kentucky Utilities Co.	4.375%	10/1/45	18,000	21,334
Louisville Gas & Electric Co.	4.250%	4/1/49	18,994	22,404
8 Massachusetts Electric Co.	4.004%	8/15/46	10,890	11,993
MidAmerican Energy Co.	5.800%	10/15/36	473	632
MidAmerican Energy Co.	4.800%	9/15/43	27,525	34,394
MidAmerican Energy Co.	4.250%	5/1/46	24,721	29,373
MidAmerican Energy Co.	4.250%	7/15/49	20,510	25,016
MidAmerican Energy Co.	3.150%	4/15/50	1,000	1,019
8 Monongahela Power Co.	5.400%	12/15/43	15,640	20,718
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	2,630	3,908
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	4,179	4,783
National Rural Utilities Cooperative Finance
Corp.	4.300%	3/15/49	15,946	18,960
Nevada Power Co.	6.650%	4/1/36	5,830	8,149
Nevada Power Co.	5.375%	9/15/40	16,430	20,369
Nevada Power Co.	5.450%	5/15/41	21,620	27,152
Northern States Power Co.	6.200%	7/1/37	27,844	38,843
Northern States Power Co.	5.350%	11/1/39	758	990
Northern States Power Co.	4.000%	8/15/45	805	912
Northern States Power Co.	3.600%	9/15/47	9,675	10,581
Northern States Power Co.	4.200%	9/1/48	12,250	13,743
NRG Energy Inc.	7.250%	5/15/26	99	109
Oglethorpe Power Corp.	4.200%	12/1/42	23,677	24,482
Ohio Power Co.	4.000%	6/1/49	4,784	5,487
Oklahoma Gas & Electric Co.	4.550%	3/15/44	473	548
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,231	1,811
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,420	2,251
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,104	3,994
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	9,900	11,980
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	28,000	30,841
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	16,908	18,893
8 Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,420	1,581
8 Oncor Electric Delivery Co. LLC	3.100%	9/15/49	2,891	2,917
PacifiCorp	5.250%	6/15/35	1,232	1,531
PacifiCorp	6.100%	8/1/36	14,920	20,369
PacifiCorp	6.250%	10/15/37	7,773	10,935
PacifiCorp	6.350%	7/15/38	35,944	50,813
PacifiCorp	6.000%	1/15/39	32,206	44,760

PacifiCorp	4.100%	2/1/42	19,700	22,359
PacifiCorp	4.125%	1/15/49	3,837	4,471
PacifiCorp	4.150%	2/15/50	35,911	41,100
PECO Energy Co.	4.800%	10/15/43	10,365	12,531
PECO Energy Co.	4.150%	10/1/44	396	458
PECO Energy Co.	3.700%	9/15/47	15,500	16,851
PECO Energy Co.	3.900%	3/1/48	27,241	30,483
Potomac Electric Power Co.	6.500%	11/15/37	1,160	1,655
Potomac Electric Power Co.	7.900%	12/15/38	142	223
Potomac Electric Power Co.	4.150%	3/15/43	15,519	17,537
PPL Electric Utilities Corp.	6.450%	8/15/37	10,200	14,219
PPL Electric Utilities Corp.	6.250%	5/15/39	10,924	15,392
PPL Electric Utilities Corp.	5.200%	7/15/41	1,184	1,472
PPL Electric Utilities Corp.	3.950%	6/1/47	12,500	14,004
Public Service Co. of Colorado	3.600%	9/15/42	20,555	21,952
Public Service Co. of Colorado	4.300%	3/15/44	2,761	3,244
Public Service Co. of Colorado	3.800%	6/15/47	570	636
Public Service Co. of Colorado	4.050%	9/15/49	32,010	37,467
Public Service Co. of Colorado	3.200%	3/1/50	2,891	2,943
Public Service Electric & Gas Co.	3.650%	9/1/42	21,083	22,670
Public Service Electric & Gas Co.	3.850%	5/1/49	2,891	3,307
Public Service Electric & Gas Co.	3.200%	8/1/49	1,065	1,097
Puget Sound Energy Inc.	5.483%	6/1/35	189	233
Puget Sound Energy Inc.	6.274%	3/15/37	473	653
Puget Sound Energy Inc.	5.757%	10/1/39	1,042	1,416
Puget Sound Energy Inc.	5.795%	3/15/40	17,992	24,437
Puget Sound Energy Inc.	5.764%	7/15/40	1,042	1,397
Puget Sound Energy Inc.	5.638%	4/15/41	1,089	1,437
Puget Sound Energy Inc.	4.434%	11/15/41	1,425	1,647
Puget Sound Energy Inc.	4.300%	5/20/45	379	443
Puget Sound Energy Inc.	4.223%	6/15/48	29,820	34,440
Puget Sound Energy Inc.	3.250%	9/15/49	5,595	5,743
San Diego Gas & Electric Co.	4.100%	6/15/49	2,891	3,186
Southern California Edison Co.	6.000%	1/15/34	1,642	1,989
Southern California Edison Co.	5.625%	2/1/36	925	1,092
Southern California Edison Co.	5.950%	2/1/38	11,060	13,574
Southern California Edison Co.	4.500%	9/1/40	14,228	15,304
Southern California Edison Co.	3.900%	12/1/41	7,660	7,567
Southern California Edison Co.	4.050%	3/15/42	1,704	1,745
Southern California Edison Co.	3.900%	3/15/43	21,775	21,930
Southern California Edison Co.	4.650%	10/1/43	20,739	22,907
Southern California Edison Co.	3.600%	2/1/45	3,837	3,723
Southern California Edison Co.	4.000%	4/1/47	32,884	34,440
Southern California Edison Co.	4.125%	3/1/48	36,182	38,628
Southern Co.	4.400%	7/1/46	590	663
Southwestern Electric Power Co.	3.900%	4/1/45	947	997
Southwestern Public Service Co.	4.500%	8/15/41	23,975	27,914
Southwestern Public Service Co.	3.400%	8/15/46	3,500	3,566
Southwestern Public Service Co.	3.700%	8/15/47	20,540	21,974
Southwestern Public Service Co.	3.750%	6/15/49	1,420	1,568
Tampa Electric Co.	6.150%	5/15/37	12,220	16,372
Union Electric Co.	3.900%	9/15/42	3,326	3,723
Union Electric Co.	4.000%	4/1/48	20,250	23,211
Union Electric Co.	3.250%	10/1/49	3,265	3,327
Virginia Electric & Power Co.	6.000%	5/15/37	57,203	76,692
Virginia Electric & Power Co.	6.350%	11/30/37	1,944	2,712
Virginia Electric & Power Co.	4.450%	2/15/44	12,490	14,654
Virginia Electric & Power Co.	4.000%	11/15/46	8,725	9,637

	Virginia Electric & Power Co.	3.800%	9/15/47	29,319	32,070
	Virginia Electric & Power Co.	4.600%	12/1/48	13,041	16,125
8	Vistra Operations Co. LLC	5.000%	7/31/27	100	103
	Westar Energy Inc.	4.125%	3/1/42	1,113	1,260
	Westar Energy Inc.	4.625%	9/1/43	1,231	1,482
	Westar Energy Inc.	3.250%	9/1/49	6,650	6,761
	Wisconsin Electric Power Co.	5.625%	5/15/33	521	685
	Wisconsin Public Service Corp.	3.300%	9/1/49	1,944	2,001

	Natural Gas (0.7%)
	Atmos Energy Corp.	4.150%	1/15/43	1,420	1,621
	Atmos Energy Corp.	3.375%	9/15/49	2,891	3,025
8	Brooklyn Union Gas Co.	3.865%	3/4/29	18,125	19,981
8	Brooklyn Union Gas Co.	4.487%	3/4/49	35,000	42,148
7	Centrica plc	4.375%	3/13/29	430	659
8	KeySpan Gas East Corp.	5.819%	4/1/41	1,500	1,977
	Sempra Energy	4.000%	2/1/48	2,685	2,803
	Southern California Gas Co.	5.125%	11/15/40	1,870	2,284
	Southern California Gas Co.	4.125%	6/1/48	30,835	34,638
	Southern California Gas Co.	4.300%	1/15/49	14,075	16,515
	Southern California Gas Co.	3.950%	2/15/50	947	1,052
					3,008,330
Total Corporate Bonds (Cost $12,334,910)					14,371,018
Sovereign Bonds (0.8%)
8	African Export-Import Bank	3.994%	9/21/29	1,450	1,467
	Argentine Republic	6.875%	1/26/27	101	40
	Argentine Republic	5.875%	1/11/28	615	234
	Argentine Republic	6.625%	7/6/28	795	308
8	Banque Ouest Africaine de Developpement	4.700%	10/22/31	1,050	1,068
	Bermuda	4.854%	2/6/24	632	690
3	Bermuda	3.717%	1/25/27	4,235	4,441
3	Bermuda	4.750%	2/15/29	1,750	1,984
8	CDP Financial Inc.	5.600%	11/25/39	1,500	2,092
	CNOOC Finance 2013 Ltd.	2.875%	9/30/29	28,264	28,201
8	Emirate of Abu Dhabi	3.125%	9/30/49	45,130	43,276
	Equinor ASA	4.250%	11/23/41	1,944	2,291
	Equinor ASA	3.950%	5/15/43	35,350	40,220
8	Export-Import Bank of India	3.875%	2/1/28	960	1,021
3	Federative Republic of Brazil	4.625%	1/13/28	800	855
3	Federative Republic of Brazil	4.500%	5/30/29	1,430	1,503
8	Ontario Teachers' Cadillac Fairview
	Properties Trust	4.125%	2/1/29	3,000	3,339
8,9	Perusahaan Listrik Negara PT	1.875%	11/5/31	1,690	1,871
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	250	272
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	400	428
	Petroleos Mexicanos	6.750%	9/21/47	4,790	4,770
8	Petroleos Mexicanos	7.690%	1/23/50	800	872
	Republic of Colombia	10.375%	1/28/33	1,259	2,069
9	Republic of Croatia	3.000%	3/20/27	300	397
9	Republic of Croatia	1.125%	6/19/29	315	368
3,8	Republic of El Salvador	7.125%	1/20/50	600	606
	Republic of Indonesia	4.125%	1/15/25	550	586
	Republic of Paraguay	5.600%	3/13/48	780	904
	Republic of Peru	4.125%	8/25/27	3,150	3,515
8,9	Republic of Romania	4.625%	4/3/49	883	1,284
	Republic of South Africa	4.850%	9/30/29	2,050	2,029

	Republic of South Africa	5.750%	9/30/49	1,400	1,355
Total Sovereign Bonds (Cost $147,295)					154,356
Taxable Municipal Bonds (10.4%)
	Allentown PA Neighborhood Improvement
	Zone Development Authority Revenue	5.420%	5/1/21	1,000	1,012
	Allentown PA Neighborhood Improvement
	Zone Development Authority Revenue	5.620%	5/1/22	1,930	1,974
	American Municipal Power Ohio Inc.
	Revenue (Prairie State Energy Campus
	Project)	6.270%	2/15/50	43,316	59,161
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	6.793%	4/1/30	1,704	2,096
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	6.918%	4/1/40	23,745	35,769
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	6.263%	4/1/49	24,320	37,981
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	7.043%	4/1/50	1,326	2,192
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	3.552%	4/1/54	8,595	8,811
	California GO	4.500%	4/1/33	7,360	8,441
	California GO	7.500%	4/1/34	25,342	38,785
	California GO	4.600%	4/1/38	36,195	40,155
	California GO	7.550%	4/1/39	35,880	58,849
	California GO	7.300%	10/1/39	74,661	115,500
	California GO	7.350%	11/1/39	6,694	10,442
	California GO	7.625%	3/1/40	9,100	14,821
	California GO	7.600%	11/1/40	64,585	108,974
	California Public Works Board Lease
	Revenue (Various Capital Projects)	8.361%	10/1/34	1,136	1,784
	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	1,515	2,219
	Chicago IL O'Hare International Airport
	Revenue	4.472%	1/1/49	22,110	27,610
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.200%	12/1/40	1,080	1,444
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.899%	12/1/40	9,620	13,380
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	43,340	59,867
10	Commonwealth Financing Authority
	Pennsylvania Revenue	5.197%	6/1/26	2,417	2,711
	Commonwealth Financing Authority
	Pennsylvania Revenue	3.864%	6/1/38	19,285	21,231
	Commonwealth Financing Authority
	Pennsylvania Revenue	4.144%	6/1/38	17,060	19,376
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	189	275
	Dallas-Fort Worth TX International Airport
	Revenue	3.144%	11/1/45	1,944	1,951
	District of Columbia Water & Sewer
	Authority Public Utility Revenue	4.814%	10/1/14	1,944	2,693
	Duke University North Carolina Revenue	5.850%	4/1/37	29,490	41,557

	George Washington University	4.300%	9/15/44	2,891	3,459
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	16,414	23,000
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	341	494
	Grand Parkway Transportation Corp. Texas
	System Toll Revenue	5.184%	10/1/42	1,420	1,867
	Houston TX GO	6.290%	3/1/32	2,152	2,656
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	17,330	23,596
	Kansas Development Finance Authority
	Revenue	4.727%	4/15/37	2,417	2,974
	Kansas Development Finance Authority
	Revenue	4.927%	4/15/45	20,480	26,350
	Los Angeles CA Department of Water &
	Power Revenue	5.716%	7/1/39	379	522
	Los Angeles CA Department of Water &
	Power Revenue	6.008%	7/1/39	1,136	1,501
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	20,715	32,374
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	1,849	2,986
	Los Angeles CA Unified School District GO	5.755%	7/1/29	1,944	2,366
	Los Angeles CA Unified School District GO	5.750%	7/1/34	852	1,110
	Los Angeles CA Unified School District GO	6.758%	7/1/34	36,589	51,302
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	15,020	20,305
	Massachusetts GO	2.813%	9/1/43	40,910	39,746
	Massachusetts GO	2.900%	9/1/49	10,850	10,438
11	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	11,279	14,366
	New Jersey Turnpike Authority Revenue	3.729%	1/1/36	6,750	7,362
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	11,939	19,118
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	42,407	66,022
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.724%	6/15/42	12,711	18,272
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.952%	6/15/42	18,114	26,287
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	6.011%	6/15/42	6,943	10,310
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	6.282%	6/15/42	663	695
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.882%	6/15/44	32,580	47,836
	New York City Transitional Finance
	Authority Future Tax Secured Revenue	3.430%	8/1/30	14,540	15,450
	New York City NY Transitional Finance
	Authority Future Tax Secured Revenue	5.508%	8/1/37	2,859	3,707
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	54,854	86,466
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	3,833	5,361

	New York State Dormitory Authority
	Revenue (Personal Income Tax)	5.289%	3/15/33	7,288	9,006
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	5.628%	3/15/39	13,975	17,526
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	5.628%	3/15/39	1,944	2,437
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	5.600%	3/15/40	189	247
	New York State GO	5.590%	3/1/35	947	1,273
	New York State Thruway Authority	3.500%	1/1/42	10,945	11,119
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	3.370%	3/15/30	8,405	8,908
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	3.900%	3/15/33	21,250	23,200
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	23,637	38,273
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	12,300	15,833
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	17,635	23,053
12	Oregon School Boards Association GO	4.759%	6/30/28	947	1,071
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	13,763	18,081
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	10,176	13,922
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	15,253	20,869
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	5,000	5,598
	Port Authority of New York & New Jersey
	Revenue	4.926%	10/1/51	25,005	33,453
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	35,940	45,340
	Port Authority of New York & New Jersey
	Revenue	3.287%	8/1/69	29,094	28,459
	President & Fellows of Harvard College	3.150%	7/15/46	17,450	18,634
	Rutgers The State University of New Jersey	3.270%	5/1/43	3,600	3,655
	Rutgers The State University of New Jersey	3.915%	5/1/19	48,580	48,651
	Sacramento CA Municipal Utility District
	Revenue	6.156%	5/15/36	857	1,183
	Sales Tax Securitization Corp. Illinois
	Revenue	4.637%	1/1/40	15,870	18,166
	Sales Tax Securitization Corp. Illinois
	Revenue	3.587%	1/1/43	38,995	39,353
	Sales Tax Securitization Corp. Illinois
	Revenue	4.787%	1/1/48	4,990	5,955
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	10,450	14,724
	San Antonio TX Electric & Gas Systems
	Revenue	4.427%	2/1/42	5,491	6,543
	San Diego County CA Regional Airport
	Authority Revenue	5.594%	7/1/43	758	867
	San Francisco CA City & County Public
	Utilities Commission Water Revenue	6.950%	11/1/50	1,326	2,139
	Sonoma County CA Pension Obligation
	Revenue	6.000%	12/1/29	473	569
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	22,478	33,345

University of California Regents Medical
Center Revenue	6.583%	5/15/49	8,417	12,449
University of California Revenue	4.601%	5/15/31	1,042	1,208
University of California Revenue	5.770%	5/15/43	473	648
University of California Revenue	3.931%	5/15/45	17,840	19,698
University of California Revenue	4.858%	5/15/12	32,223	41,763
University of California Revenue	4.767%	5/15/15	14,875	18,893
University of North Carolina University
System Revenue	3.327%	12/1/36	6,730	7,321
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	11,500	15,401
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	8,915	11,352
University of Virginia Revenue	3.227%	9/1/19	35,640	34,788
Washington GO	5.481%	8/1/39	852	1,142
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	3,364	3,645
10 Wisconsin GO	5.700%	5/1/26	2,053	2,332
Total Taxable Municipal Bonds (Cost $1,595,385)				1,991,451
			Shares
Temporary Cash Investments (4.6%)
Money Market Fund (1.1%)
13 Vanguard Market Liquidity Fund	1.984%		2,103,996	210,421

			Face
			Amount
			($000)
Repurchase Agreements (3.5%)
Bank of America Securities, LLC
(Dated 10/31/19, Repurchase Value
$181,209,000, collateralized by Federal
Home Loan Mortgage Corp. 2.000%-
5.000%, 7/1/25-10/1/49, and Federal
National Mortgage Assn. 2.500%-
6.000%, 4/1/24-11/1/49, with a value of
$184,824,000)	1.750%	11/1/19	181,200	181,200
Barclays Capital Inc.
(Dated 10/31/19, Repurchase Value
$148,507,000, collateralized by U.S.
Treasury Note/Bond 2.875%, 8/15/45,
with a value of $151,470,000)	1.720%	11/1/19	148,500	148,500
Citigroup Global Markets Inc.
(Dated 10/31/19, Repurchase Value
$64,503,000, collateralized by U.S.
Treasury Note/Bond 1.750%-3.000%,
7/31/21-5/15/49, with a value of
$65,790,000)	1.720%	11/1/19	64,500	64,500
RBC Dominion Securities Inc.
(Dated 10/31/19, Repurchase Value
$90,104,000, collateralized by Federal
Home Loan Mortgage Corp. 4.000%,
6/1/47-3/1/49, and Federal National
Mortgage Assn. 3.000%-4.000%, 2/1/41-
10/1/49, with a value of $91,902,000)	1.730%	11/1/19	90,100	90,100

Wells Fargo & Co.
(Dated 10/31/19, Repurchase Value
$183,109,000, collateralized by Federal
National Mortgage Assn. 3.000%, 9/1/49,
with a value of $186,762,000)	1.750%	11/1/19	183,100	183,100
				667,400
Total Temporary Cash Investments (Cost $877,814)				877,821

				Notional
				Amount on
				Underlying
		Expiration	Exercise	Swap
	Counterparty	Date	Rate	($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
10-Year Interest
Rate Swap, Pays 3M
USD LIBOR
Quarterly, Receives
1.423% Semiannually	BARC	1/8/20	1.423%	1,852	10
10-Year Interest
Rate Swap, Pays 3M
USD LIBOR
Quarterly, Receives
1.130% Semiannually	BNPSW	9/21/20	1.130%	2,786	24
10-Year Interest
Rate Swap, Pays 3M
USD LIBOR
Quarterly, Receives
1.530% Semiannually	DBAG	1/10/20	1.530%	1,863	16
10-Year Interest
Rate Swap, Pays 3M
USD LIBOR
Quarterly, Receives
1.420% Semiannually	GSCM	1/8/20	1.420%	1,852	9
10-Year Interest
Rate Swap, Pays 3M
USD LIBOR
Quarterly, Receives
1.205% Semiannually	JPMC	1/7/20	1.205%	3,334	5
10-Year Interest
Rate Swap, Pays 3M
USD LIBOR
Quarterly, Receives
1.721% Semiannually	MSCS	1/22/20	1.721%	1,852	35
					99
Put Swaptions
10-Year Interest
Rate Swap, Receives
3M USD LIBOR
Quarterly, Pays
1.423% Semiannually	BARC	1/8/20	1.423%	1,852	39

10-Year Interest
Rate Swap, Receives
3M USD LIBOR
Quarterly, Pays
1.530%	Semiannually	DBAG	1/10/20	1.530%	1,863	27
10-Year Interest
Rate Swap, Receives
3M USD LIBOR
Quarterly, Pays
1.420%	Semiannually	GSCM	1/8/20	1.420%	1,852	39
10-Year Interest
Rate Swap, Receives
3M USD LIBOR
Quarterly, Pays
1.721%	Semiannually	MSCS	1/22/20	1.721%	1,852	13
5-Year	iTraxx
Europe-S31-V1
Credit Protection
Sold, Receives
1.000%	Quarterly	GSI	11/20/19	0.575%	24,000[14]	2
5-Year	CDX-NA-IG-
S32-V1	Credit
Protection Sold,
Receives 1.000%
Quarterly		GSI	11/20/19	0.625%	5,810	1
5-Year	CDX-NA-IG-
S33-V1	Credit
Protection Sold,
Receives 1.000%
Quarterly		GSI	12/18/19	0.625%	5,395	6
						127
Total Options Purchased (Cost $313)						226
Total Investments (99.6%) (Cost $16,492,733)						19,102,876
Other Assets and Liabilities-Net (0.4%)						80,858
Net Assets (100%)						19,183,734

† Securities with a value of $924,000 have been segregated as initial margin for open centrally cleared swap contracts.
1 Securities with a value of $445,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2 Securities with a value of $16,773,000 have been segregated as initial margin for open futures contracts.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6 Inverse interest-only security.
7 Face amount denominated in British pounds.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $700,413,000, representing 3.7% of net assets.
9 Face amount denominated in euro.
10 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
11 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).

13 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
14 Notional amount denominated in euro.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
DBAG—Deutsche Bank AG.
GO—General Obligation Bond.
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.
LIBOR—London Interbank Offered Rate.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Options Written

				Notional
				Amount on
				Underlying	Market
		Expiration	Exercise	Swap	Value
	Counterparty	Date	Rate	($000)	($000)
Over-the-Counter
Swaptions
Call Swaptions
10-Year Interest Rate
Swap, Receives 3M USD
LIBOR Quarterly, Pays
1.375% Semiannually	DBAG	3/18/20	1.375%	1,870	(15)
10-Year Interest Rate
Swap, Receives 3M USD
LIBOR Quarterly, Pays
1.360% Semiannually	JPMC	11/7/19	1.360%	1,852	—
5-Year iTraxx Europe-
S31-V1, Credit
Protection Sold,
Receives 1.000%
Quarterly	GSI	11/20/19	0.500%	24,000[1]	(70)
5-Year CDX-NA-IG-S32-
V1, Credit Protection
Sold, Receives 1.000%
Quarterly	GSI	11/20/19	0.550%	5,810	(17)
5-Year CDX-NA-IG-S33-
V1, Credit Protection
Sold, Receives 1.000%
Quarterly	GSI	12/18/19	0.575%	5,395	(10)
					(112)

Put Swaptions
10-Year Interest Rate
Swap, Pays 3M USD
LIBOR Quarterly,
Receives 1.875%
Semiannually	DBAG	3/18/20	1.875%	1,870	(11)
5-Year iTraxx Europe-
S31-V1, Credit
Protection Purchased,
Pays 1.000% Quarterly	GSI	11/20/19	0.500%	24,000[1]	(9)
5-Year CDX-NA-IG-S32-	GSI	11/20/19	0.550%	5,810	(1)

Long-Term Investment-Grade Fund

V1, Credit Protection
Purchased, Pays 1.000%
Quarterly
5-Year CDX-NA-IG-S33-
V1, Credit Protection
Purchased, Pays 1.000%
Quarterly	GSI	12/18/19	0.575%	5,395	(9)
					(30)
Total Options Written (Premiums Received $230)					(142)

1 Notional amount denominated in euro.
DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
30-Year U.S. Treasury Bond	December 2019	3,464	559,003	(7,053)
Ultra Long U.S. Treasury Bond	December 2019	906	171,914	2,409
10-Year U.S. Treasury Note	December 2019	363	47,298	204
5-Year U.S. Treasury Note	December 2019	350	41,721	(119)
Ultra 10-Year U.S. Treasury Note	December 2019	147	20,890	82
				(4,477)

Short Futures Contracts
2-Year U.S. Treasury Note	December 2019	(219)	(47,217)	31
10-Year U.S. Treasury Note	December 2019	(224)	(29,186)	311
Ultra Long U.S. Treasury Bond	December 2019	(83)	(15,749)	(314)
Long Gilt	December 2019	(75)	(12,906)	111
Euro-Bund	December 2019	(67)	(12,835)	179
Euro-Buxl	December 2019	(29)	(6,791)	295
Euro-Bobl	December 2019	(21)	(3,153)	36
Euro-Schatz	December 2019	(16)	(2,000)	6
5-Year U.S. Treasury Note	December 2019	(10)	(1,192)	11
				666
				(3,811)

Forward Currency Contracts

Contract		Unrealized	Unrealized
Settlement	Contract Amount (000)	Appreciation	(Depreciation)

Long-Term Investment-Grade Fund

Counterparty	Date		Receive		Deliver	($000)	($000)
Goldman
Sachs Bank
USA	11/4/19	MXN	12,080	USD	631	—	(3)
Barclays
Bank plc	11/4/19	EUR	153	USD	170	1	—
Barclays
Bank plc	11/4/19	GBP	73	USD	95	—	—
BNP
Paribas	11/4/19	USD	22,336	EUR	20,093	—	(80)
Barclays
Bank plc	11/4/19	USD	9,875	GBP	7,688	—	(85)
Bank of
America,
N.A.	11/4/19	USD	128	AUD	188	—	(1)
State
Street
Bank &
Trust Co.	11/5/19	USD	4	JPY	447	—	—
						1	(169)

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
				Periodic
				Premium		Unrealized
			Notional	Received		Appreciation
	Termination		Amount	(Paid)[1]	Value	(Depreciation)
Reference Entity	Date		(000)	(%)	($000)	($000)
Credit Protection Sold
CDX-NA-IG-S33-V1	12/20/24	USD	2,993,812	1.000	64,543	2,395
CDX-NA-IG-S33-V1	12/20/29	USD	2,965	1.000	(11)	17
					64,532	2,412

Credit Protection Purchased
CDX-NA-IG-S33-V1	12/20/22	USD	8,480	(1.000)	(187)	(11)
CDX-NA-IG-S33-V1	12/20/24	USD	7,280	(1.000)	(158)	(5)
iTraxx Europe-S32-V1	12/20/24	EUR	3,610	(1.000)	(100)	(1)
					(445)	(17)
					64,087	2,395

1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Long-Term Investment-Grade Fund

Over-the-Counter Credit Default Swaps
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received		Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Paid)	Unrealized	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	Appreciation	($000)
Credit Protection Sold/Moody's Rating
Metlife
Inc./A3	12/20/21	GSI	10,000	1.000	161	(14)	147	—
Credit Protection Purchased
Bank of
China Ltd.	12/20/21	BNPSW	300	(1.000)	(6)	—	—	(6)
Federation
of Malaysia	12/20/24	BNPSW	3,500	(1.000)	(99)	86	—	(13)
Federative
Republic
of Brazil	12/20/24	GSI	1,536	(1.000)	16	(15)	1	—
Federative
Republic
of Brazil	12/20/24	MSCS	3,680	(1.000)	35	(64)	—	(29)
Federative
Republic
of Brazil	12/20/25	BOANA	315	(1.000)	7	(56)	—	(49)
Federative
Republic
of Brazil	12/20/25	GSCM	315	(1.000)	7	(52)	—	(45)
Republic
of Chile	12/20/24	GSI	3,000	(1.000)	(86)	91	5	—
Republic
of
Colombia	12/20/24	JPMC	6,000	(1.000)	(60)	24	—	(36)
Republic
of Peru	12/20/24	CITNA	4,650	(1.000)	(112)	114	2	—
United
Mexican
States	12/20/24	GSI	1,000	(1.000)	(4)	5	1	—
					(302)	133	9	(178)
					(141)	119	156	(178)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.

Centrally Cleared Interest Rate Swaps

Long-Term Investment-Grade Fund
			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
Termination	Effective	Amount	(Paid)[1]	(Paid)[2]	Value	(Depreciation)
Date	Date	($000)	(%)	(%)	($000)	($000)
10/11/29	N/A	407	1.485	(1.984)	(4)	(4)
10/15/29	N/A	1,167	1.555	(2.001)	(5)	5
					(9)	1

1 Fixed interest payment received/paid semi-annually.
2 Based on 3M USD LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-
adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market
Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-
specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is

Long-Term Investment-Grade Fund

possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted
in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are

Long-Term Investment-Grade Fund

not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined)
upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized

Long-Term Investment-Grade Fund

appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract.
To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

F. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fundloses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded.
Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its

Long-Term Investment-Grade Fund

clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices.
Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics
(face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting

Long-Term Investment-Grade Fund

arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

H. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment
Securities Sold or Payables for Investment Securities Purchased.

I. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default
(including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

J. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2019, based on the inputs used to value them:

Investments	Level 1	Level 2	Level 3

Long-Term Investment-Grade Fund

	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,585,604	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	122,400	—
Corporate Bonds	—	14,371,018	—
Sovereign Bonds	—	154,356	—
Taxable Municipal Bonds	—	1,991,451	—
Temporary Cash Investments	210,421	667,400	—
Option Purchased	—	226	—
Option Written	—	(142)	—
Futures Contracts—Assets[1]	9,107	—	—
Futures Contracts—Liabilities[1]	(1,530)	—	—
Forward Currency Contracts—Assets	—	1	—
Forward Currency Contracts—Liabilities	—	(169)	—
Swap Contracts—Assets	50[1]	156	—
Swap Contracts—Liabilities	(1,837)[1]	(178)	—
Total	216,211	18,892,123	—
1 Represents variation margin on the last day of the reporting period.